Employee Benefits, Pension and Other Benefit Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 8,139	$ 8,081
Total plan assets	8,634	8,600
Net receivables	231	104
Pension plan assets [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	201	218
Pension plan assets [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 6,502	$ 6,317
Investment Strategy and Asset Allocation Textuals [Abstract]
Duration target	10 years	9 years
Pension plan assets [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 159	$ 227
Pension plan assets [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	102	91
Pension plan assets [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	99	84
Pension plan assets [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	346	267
Pension plan assets [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	57	114
Pension plan assets [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	38	68
Pension plan assets [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	129	152
Pension plan assets [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	273	246
Pension plan assets [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	103	86
Pension plan assets [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	45	46
Pension plan assets [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	32	42
Pension plan assets [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	53	123
Pension plan assets [Member] | Level 1 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	2,368	2,252
Pension plan assets [Member] | Level 1 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	199	214
Pension plan assets [Member] | Level 1 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	1,618	1,398
Pension plan assets [Member] | Level 1 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 1 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 1 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 1 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	261	232
Pension plan assets [Member] | Level 1 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	37	74
Pension plan assets [Member] | Level 1 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	37	64
Pension plan assets [Member] | Level 1 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 1 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	117	105
Pension plan assets [Member] | Level 1 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	33	29
Pension plan assets [Member] | Level 1 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	45	46
Pension plan assets [Member] | Level 1 [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 1 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	21	90
Pension plan assets [Member] | Level 2 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	5,761	5,819
Pension plan assets [Member] | Level 2 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	2	4
Pension plan assets [Member] | Level 2 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	4,884	4,919
Pension plan assets [Member] | Level 2 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	159	227
Pension plan assets [Member] | Level 2 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	102	91
Pension plan assets [Member] | Level 2 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	99	84
Pension plan assets [Member] | Level 2 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	85	35
Pension plan assets [Member] | Level 2 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	20	40
Pension plan assets [Member] | Level 2 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	1	4
Pension plan assets [Member] | Level 2 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	129	152
Pension plan assets [Member] | Level 2 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	156	141
Pension plan assets [Member] | Level 2 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	70	57
Pension plan assets [Member] | Level 2 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 2 [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	32	42
Pension plan assets [Member] | Level 2 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	22	23
Pension plan assets [Member] | Level 3 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	10	10
Total plan assets	10	10	$ 11
Pension plan assets [Member] | Level 3 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	10	10
Pension plan assets [Member] | Investments at NAV [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	264	415
Other benefits [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	497	473
Total plan assets	497	476	550
Net receivables	0	3
Other benefits [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	182	176
Other benefits [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	161	154
Other benefits [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	68	60
Other benefits [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	18	16
Other benefits [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	6	9
Other benefits [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	31	28
Other benefits [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	31	30
Other benefits [Member] | Level 1 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	64	56
Other benefits [Member] | Level 1 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	47	41
Other benefits [Member] | Level 1 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	10	9
Other benefits [Member] | Level 1 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 1 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	7	6
Other benefits [Member] | Level 2 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	409	393
Other benefits [Member] | Level 2 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	135	135
Other benefits [Member] | Level 2 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 2 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	161	154
Other benefits [Member] | Level 2 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 2 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 2 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	68	60
Other benefits [Member] | Level 2 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	18	16
Other benefits [Member] | Level 2 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	6	9
Other benefits [Member] | Level 2 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 2 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	21	19
Other benefits [Member] | Level 2 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 2 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 2 [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 2 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	24	24
Total plan assets	24	24	$ 24
Other benefits [Member] | Level 3 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits [Member] | Level 3 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	24	24
Other benefits [Member] | Investments at NAV [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 0	$ 0